UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 West Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740
(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: April 30,2021

Item 1. Report to Stockholders.

(a)	The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Knowledge Leaders Developed World ETF

(KLDW)

ANNUAL REPORT

APRIL 30, 2021

Knowledge Leaders Developed World ETF

A series of Investment Managers Series Trust

Table of Contents

Shareholder Letter	1
Fund Performance	3
Schedule of Investments	5
Statement of Assets and Liabilities	14
Statement of Operations	15
Statements of Changes in Net Assets	16
Financial Highlights	17
Notes to Financial Statements	18
Report of Independent Registered Public Accounting Firm	27
Supplemental Information	28
Expense Example	33

Before investing you should carefully consider the Fund’s investment objectives, risks, charges and expenses. This and other information is available in the Fund’s prospectus, a copy of which may be obtained by visiting the Fund’s website at http://www.knowledgeleadersfunds.com/kldw/. Please read the prospectus carefully before you invest.

Dear Shareholders,

We’re pleased to present the sixth annual shareholder report for the Knowledge Leaders Developed World ETF (the Fund) as of April 30, 2021. The last year once again has illustrated the potential for consistent performance from the Knowledge Leaders Strategy, and I’m pleased to share again the news of positive returns for the Fund’s investors. Since inception (7/7/2015), the Fund is up 11.34% and 11.34% (NAV and market price, annualized), while having avoided capital gains distributions. For the 1-year period 5/1/2020- 4/30/2021, the Fund had a total return of 41.40% and 42.40% (NAV and market price, annualized) as of 4/30/21. The Fund (ticker: KLDW) seeks long-term capital appreciation by investing in equities of highly innovative companies in the developed world or Knowledge Leaders, those companies that possess deep reservoirs of capital as a result of their history of investing in knowledge- intensive activities like R&D, brand development and employee education.

We believe KLDW is uniquely positioned as a diversified innovation fund. Its holdings span nine of 11 economic sectors across 18 countries. Our process seeks roughly equal weighted exposure to the world’s most highly innovative companies so that, to the extent possible, we maximize our exposure to innovation as opposed to market capitalization effects evident in most equity benchmarks. As such, the geographic and sector weighting is a function of the global distribution of highly innovative firms. For the fiscal year compared to the benchmark Morningstar Developed Markets Large-Mid Cap Index, the Asia Pacific region remained the fund’s largest region overweight while the United States remained the fund’s largest country underweight. From a sector standpoint, industrials was the fund’s largest overweight and financials was the largest underweight.

In 2021 and 2022, we expect US and global economies will enjoy reflation from monetary and fiscal policy, as well as more normal consumer spending patterns as COVID-19 vaccinations roll out. We expect these items to put moderate pressure on consumer and producer prices, perhaps resulting in a period of above-trend inflation. Just as low and falling inflation from 2010-2020 favored large- cap, stable-growth stocks, our work suggests that rising and above-trend inflation would favor relatively smaller and more cyclical (or value-oriented) stocks. Indeed, this rotation is already playing out as smaller stocks have outperformed larger stocks by about 20% since 3Q20 and global value stocks have outperformed global growth stocks by about 10% over the same period. These relative performance dynamics were somewhat muted in 1Q21, but we expect them to reassert themselves as 2021 progresses. We believe KLDW is uniquely positioned to benefit from these trends for two reasons: 1) position sizing is roughly equal weighted to global innovators and not skewed just to the largest innovators, and 2) even though the fund is neutral to value and growth factors, sector over and underweights may help KLDW benefit from a more cyclical market period.

In management news, in May of 2020 KLDW joined the IMST Trust at UMB Fund Services as Knowledge Leaders Capital became the investment advisor to the Fund, transitioning from the role of index provider. With this reorganization, the Fund transitioned from an index fund to a rules-based actively managed fund with Steven Vannelli, CFA, and Bryce Coward, CFA, as Portfolio Managers. The long-term potential of Knowledge Leaders remains strong given the persistent tendency for investors to discount the earning potential of highly innovative firms. That is why we believe Knowledge Leaders have the potential to produce excess returns in virtually every type of market environment. The current period of global pandemic volatility and uncertainty poses challenges to all businesses, but Knowledge Leaders seek to be equipped to thrive in even in tough business environments. After all, Knowledge Leaders are fixed capital-light, intangible-capital-heavy businesses with the ability to source production in an optimal geographic location in an effort to maximize profits. We believe this favorable asset profile may help Knowledge Leaders adapt to changing policy circumstances more quickly than less nimble businesses, and we thank you for your continued support.

Sincerely,

Steven Vannelli, CFA, and Bryce Coward, CFA, Portfolio Managers

As of 3/31/2021, the annualized total returns for the Knowledge Leaders Developed World ETF NAV and Market Price, respectively, were 52.11% and 52.96% (1-year), 12.51% and 12.51% (5-year) and 11.05% and 11.09% (since inception). The Morningstar Developed Markets Large-Mid Cap Index’s 1-year, 5-year and since inception of the fund annualized total returns were 54.19%, 13.28% and 10.90%, respectively. The Fund’s total operating expenses are 0.75%.

1600 Broadway, Suite 1600, Denver, CO 80202 | T. 303.763.1810 | www.KnowledgeLeadersCapital.com

1

The performance data quoted here represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. NAV prices are used to calculate market price performance prior to the date when the Fund first traded on the New York Stock Exchange. Market performance is determined using the bid/ask midpoint at 4:00pm Eastern time, when the NAV is typically calculated. Market performance does not represent the returns you would receive if you traded shares at other times. To obtain performance information current to the most recent month-end please visit our website at www.knowledgeleadersfunds.com/kldw/.

Investing involves risk, including possible loss of principal. Equity securities, such as common stocks, are subject to market, economic and business risks that may cause their prices to fluctuate. Investments in foreign securities may involve risks such as social and political instability, market illiquidity, exchange-rate fluctuations, a high level of volatility and limited regulation. Investing in emerging markets involves different and greater risks, as these countries are substantially smaller, less liquid and more volatile than securities markets in more developed markets. The Fund may invest a relatively large percentage of its assets in securities denominated in non-U.S. currencies, the values of which may be affected by changes in the currency rates or exchange control regulations. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. The Fund is non-diversified which means it may be invested in a limited number of issuers and susceptible to any economic, political and regulatory events than a more diversified fund. Diversification may not protect against market risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Index.

Investors should consider their individual tax situation and circumstances. Please discuss your tax situation with a tax professional before making any investment decision. The fund is not managed for tax efficiency and is an activeley managed exchange-traded fund. There can be no assurance that an active trading market for shares of an ETF will develop or be maintained.

The views in this letter were as of 4/30/2021 and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice.

The Knowledge Leaders Developed World ETF is distributed by IMST Distributors, LLC.

The Morningstar Developed Markets Large-Mid Cap Index is a subset of large-cap and mid-cap stocks in the Morningstar Developed Markets Index, a broad market index representing 97% of Developed Markets equity market capitalization. Indexes are unmanaged, and it is not possible to invest directly in an index.

Allocations and weights are subject to change.

1600 Broadway, Suite 1600, Denver, CO 80202 | T. 303.763.1810 | www.KnowledgeLeadersCapital.com

2

Knowledge Leaders Developed World ETF

FUND PERFORMANCE at April 30, 2021 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Morningstar Developed Markets Large-Mid Cap Index. Effective June 30, 2020, the Fund changed its primary performance benchmark from the MSCI World Index to the Morningstar Developed Markets Large-Mid Cap Index. The Advisor believes the Morningstar Developed Markets Large-Mid Cap Index is more transparent and has a clearer set of objective rules. Due to this assessment, the Advisor believes the Morningstar Developed Markets Large-Mid Cap Index represents a better equity benchmark with which to compare performance of the Fund. Results include the reinvestment of all dividends and capital gains.

The Morningstar Developed Markets Large-Mid Cap Index is a subset of large-cap and mid-cap stocks in the Morningstar Developed Markets Index, a broad market Index representing 97% of Developed Markets equity market capitalization. This index does not reflect expenses, fees or sales charge, which would lower performance. This index is unmanaged and is not available for investment.

Average Annual Total Returns as of April 30, 2021	1 Year	5 Years	Since Inception July 7, 2015
Knowledge Leaders Developed World ETF (Net Asset Value)	41.40%	12.69%	11.34%
Knowledge Leaders Developed World ETF (Market Price)	42.40%	12.92%	11.34%
Morningstar Developed Markets Large-Mid Cap Index	45.44%	13.94%	11.59%

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s performance assumes the reinvestment of all dividends and all capital gain distributions. Index returns assume reinvestment of dividends and, unlike the Fund’s returns do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. The index is unmanaged and is not available for investment. Current performance may be lower or higher than the performance information quoted. For the Fund’s most recent month end performance, please visit http://www.knowledgeleadersfunds.com/kldw/.

3

Knowledge Leaders Developed World ETF

FUND PERFORMANCE at April 30, 2021 (Unaudited) - Continued

The Fund’s shares are listed on an exchange. The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

The expense ratio was 0.75% which was stated in the current prospectus dated September 1, 2020. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report.

4

Knowledge Leaders Developed World ETF

SCHEDULE OF INVESTMENTS

As of April 30, 2021

Number of Shares		Value
	COMMON STOCKS — 99.1%
	AUSTRALIA — 3.9%
91,184	ALS Ltd.	$742,386
47,232	Altium Ltd.	1,081,761
318,980	Boral Ltd.*	1,527,656
40,918	Carsales.com Ltd.	628,665
4,510	CSL Ltd.	944,654
192,126	Harvey Norman Holdings Ltd.	782,109
34,358	IDP Education Ltd.	602,985
25,502	Woolworths Group Ltd.	774,171
		7,084,387
	BELGIUM — 0.3%
4,838	Solvay S.A.	616,177
	CANADA — 3.5%
39,442	CAE, Inc.*	1,235,324
13,284	Descartes Systems Group, Inc.*	849,066
8,200	Enghouse Systems Ltd.	388,070
21,976	George Weston Ltd.	1,938,754
8,200	Loblaw Cos. Ltd.	454,926
13,940	Open Text Corp.	656,574
39,852	Suncor Energy, Inc.	853,630
		6,376,344
	CZECH REPUBLIC — 0.1%
24,272	Avast PLC1	160,535
	DENMARK — 1.7%
4,838	Chr Hansen Holding A/S*	445,297
4,264	Coloplast A/S - Class B	706,450
13,612	Demant A/S*	683,503
10,742	GN Store Nord A/S	970,973
10,496	H Lundbeck A/S	324,175
		3,130,398
	FINLAND — 0.7%
66,256	Stora Enso Oyj - R Shares	1,270,560
	FRANCE — 3.4%
4,264	Air Liquide S.A.	719,236
18,860	Cie de Saint-Gobain*	1,191,943
4,510	Cie Generale des Etablissements Michelin	653,397
4,100	Dassault Systemes S.E.	952,320
4,018	EssilorLuxottica S.A.	669,423
5,740	Pernod Ricard S.A.	1,179,505

5

Knowledge Leaders Developed World ETF

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	FRANCE (Continued)
16,236	Sanofi - ADR	$850,279
		6,216,103
	GERMANY — 3.9%
5,740	Continental AG*	778,321
5,740	Fresenius Medical Care A.G. & Co. KGaA	457,153
10,086	HeidelbergCement AG	925,427
5,822	Merck KGaA	1,024,296
13,366	Nemetschek S.E.	997,580
5,330	Puma S.E.	562,834
820	Rational AG	684,664
6,478	Siemens AG	1,082,548
3,198	Siemens Energy A.G.*	107,023
4,838	Symrise AG	625,496
		7,245,342
	IRELAND — 0.9%
3,936	Flutter Entertainment PLC*	808,719
8,610	Kingspan Group PLC	767,611
		1,576,330
	ISRAEL — 0.8%
129,396	ICL Group Ltd.	831,827
2,296	Nice Ltd. - Spon. ADR*	553,864
		1,385,691
	ITALY — 2.0%
108,896	Davide Campari-Milano S.p.A.	1,286,245
1,640	Ferrari N.V.	349,960
14,678	Interpump Group S.p.A.	782,753
206,722	Iren S.p.A.	617,153
11,972	Moncler S.p.A.*	735,295
		3,771,406
	JAPAN — 33.7%
8,200	ABC-Mart, Inc.	438,864
65,600	Amada Co., Ltd.	709,984
16,400	Asahi Intecc Co., Ltd.	441,414
49,200	Asics Corp.	780,952
8,200	Bandai Namco Holdings, Inc.	602,106
16,400	Benesse Holdings, Inc.	362,044
41,000	Brother Industries Ltd.	866,850
24,600	Calbee, Inc.	589,428
32,800	Canon, Inc.	781,102
32,800	Capcom Co., Ltd.	1,065,276
32,800	Casio Computer Co., Ltd.	579,450

6

Knowledge Leaders Developed World ETF

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
32,800	CyberAgent, Inc.	$674,575
65,600	Daicel Corp.	507,131
16,400	Denso Corp.	1,059,125
24,600	Ebara Corp.	1,051,022
16,400	Fancl Corp.	535,639
24,600	Fuji Electric Co., Ltd.	1,119,665
65,600	Fuji Media Holdings, Inc.	794,606
16,400	FUJIFILM Holdings Corp.	1,063,326
8,200	Fujitsu Ltd.	1,305,713
42,312	GungHo Online Entertainment, Inc.	806,717
16,400	Hamamatsu Photonics KK	951,247
8,200	Harmonic Drive Systems, Inc.	552,893
8,200	Hisamitsu Pharmaceutical Co., Inc.	477,124
16,400	Hitachi Construction Machinery Co., Ltd.	503,380
8,200	Horiba Ltd.	533,388
49,200	Infomart Corp.	464,070
41,000	Japan Airlines Co., Ltd.*	870,601
8,200	Japan Airport Terminal Co., Ltd.*	368,346
8,200	Justsystems Corp.	475,623
24,600	Kaneka Corp.	957,623
8,200	Kao Corp.	525,661
41,000	Kewpie Corp.	969,251
41,000	Komatsu Ltd.	1,202,187
24,600	Konami Holdings Corp.	1,467,380
49,200	K's Holdings Corp.	672,024
16,400	Kyocera Corp.	995,808
24,600	Kyowa Kirin Co., Ltd.	747,194
16,400	Lion Corp.	307,580
16,400	M3, Inc.	1,136,845
16,400	Mabuchi Motor Co., Ltd.	656,420
16,400	Mani, Inc.	386,500
16,400	Matsumotokiyoshi Holdings Co., Ltd.	657,921
8,200	Mercari, Inc.*	405,105
16,400	MISUMI Group, Inc.	462,120
98,400	Mitsubishi Chemical Holdings Corp.	732,340
4,100	Morinaga & Co., Ltd.	136,535
24,600	Nexon Co., Ltd.	815,836
32,800	NGK Spark Plug Co., Ltd.	547,342
8,200	Nihon Kohden Corp.	247,939
32,800	Nihon M&A Center, Inc.	859,423
16,400	Nihon Unisys Ltd.	519,885
41,000	Nippon Television Holdings, Inc.	536,389
16,400	Nissan Chemical Corp.	843,219
7

Knowledge Leaders Developed World ETF

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
8,200	Nitto Denko Corp.	$679,676
24,600	Nomura Research Institute Ltd.	757,321
8,200	NS Solutions Corp.	247,939
82,000	Oji Holdings Corp.	516,884
24,600	Olympus Corp.	505,819
32,800	Ono Pharmaceutical Co., Ltd.	825,514
32,800	Pan Pacific International Holdings Corp.	706,683
24,600	Park24 Co., Ltd.*	475,098
16,400	Persol Holdings Co., Ltd.	301,428
8,200	Pigeon Corp.	277,947
24,600	Pola Orbis Holdings, Inc.	637,590
16,400	Rohto Pharmaceutical Co., Ltd.	420,559
16,400	Ryohin Keikaku Co., Ltd.	345,089
73,800	Sanwa Holdings Corp.	951,322
8,200	Sawai Group Holdings Co., Ltd.	394,602
8,200	SCSK Corp.	475,623
16,400	Shimadzu Corp.	573,899
32,800	Showa Denko KK	993,257
32,800	Skylark Holdings Co., Ltd.*	486,726
8,200	SMS Co., Ltd.	223,858
229,600	Sumitomo Chemical Co., Ltd.	1,170,003
90,200	Sumitomo Rubber Industries Ltd.	1,115,689
16,400	Suntory Beverage & Food Ltd.	553,644
16,400	Suzuki Motor Corp.	622,211
49,200	Takara Holdings, Inc.	634,214
24,600	TBS Holdings, Inc.	478,924
16,400	Toho Co., Ltd.	652,669
16,400	Toho Gas Co., Ltd.	910,736
16,400	TOTO Ltd.	850,721
8,200	Toyo Suisan Kaisha Ltd.	334,212
16,400	Trend Micro, Inc.	780,202
24,600	Tsumura & Co.	819,212
8,200	Workman Co., Ltd.	535,639
32,800	Yakult Honsha Co., Ltd.	1,596,414
16,400	Yaskawa Electric Corp.	756,196
32,800	Yokogawa Electric Corp.	595,354
24,600	Zensho Holdings Co., Ltd.	616,660
		61,939,722
	NETHERLANDS — 2.4%
3,362	ASML Holding N.V. - NY Reg. Shs.	2,178,912
5,002	Koninklijke DSM N.V.	898,394
8,200	QIAGEN N.V.*	394,666

8

Knowledge Leaders Developed World ETF

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	NETHERLANDS (Continued)
9,840	Wolters Kluwer N.V.	$891,484
		4,363,456
	NEW ZEALAND — 0.1%
28,864	a2 Milk Co., Ltd.*	158,431
	SINGAPORE — 0.4%
221,400	SATS Ltd.*	675,649
	SPAIN — 0.8%
8,364	Amadeus IT Group S.A. - Class A*	570,888
26,896	Industria de Diseno Textil S.A.	959,019
		1,529,907
	SWEDEN — 4.9%
22,796	AddTech A.B. - B Shares	398,996
16,892	Atlas Copco A.B. - A Shares	1,024,817
46,084	Dometic Group A.B.1	727,305
31,406	Elekta A.B. - Class B	420,814
31,488	Epiroc A.B. - Class A	683,328
27,634	Getinge A.B. - B Shares	936,303
36,408	Hennes & Mauritz AB - B Shares*	899,032
53,300	Husqvarna AB - Class B	742,856
31,242	Sandvik AB	773,314
28,126	SKF AB - Class B	727,120
61,418	Tele2 A.B. - B Shares	794,259
33,702	Trelleborg AB - Class B	879,243
		9,007,387
	SWITZERLAND — 2.5%
13,284	Cie Financiere Richemont S.A.	1,363,866
1,476	Geberit A.G.	971,647
9,512	Novartis A.G. - Spon. ADR	810,803
2,460	Roche Holding AG	802,693
246	SGS S.A.	728,249
		4,677,258
	UNITED KINGDOM — 5.7%
14,186	Burberry Group PLC*	404,806
26,486	Coca-Cola HBC A.G.	917,513
159,900	ConvaTec Group PLC1	483,072
7,544	Croda International PLC	706,503
96,350	DS Smith PLC	561,353
38,212	Entain PLC	894,912
36,982	IMI PLC	816,182

9

Knowledge Leaders Developed World ETF

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
82,082	JD Sports Fashion PLC*	$1,043,730
984	Meggitt PLC*	6,349
7,216	Reckitt Benckiser Group PLC*	644,514
6,560	Renishaw PLC	569,028
59,860	Sage Group PLC	528,769
15,170	Smith & Nephew PLC - Spon. ADR	654,889
33,128	Smiths Group PLC	745,574
5,166	Spirax-Sarco Engineering PLC	845,078
25,010	Weir Group PLC*	663,811
		10,486,083
	UNITED STATES — 27.4%
6,232	Activision Blizzard, Inc.	568,296
2,542	Adobe, Inc.*	1,292,200
10,168	Advance Auto Parts, Inc.	2,035,227
6,560	Agilent Technologies, Inc.	876,678
3,280	Alexion Pharmaceuticals, Inc.*	553,270
656	Align Technology, Inc.*	390,668
9,676	Amphenol Corp. - Class A	651,582
4,592	Analog Devices, Inc.	703,311
9,184	Apple, Inc.	1,207,329
1,804	Becton, Dickinson and Co.	448,853
8,200	Best Buy Co., Inc.	953,414
246	Booking Holdings, Inc.*	606,656
10,660	Bristol-Myers Squibb Co.	665,397
14,514	Brown-Forman Corp. - Class B	1,107,128
8,200	Check Point Software Technologies Ltd.*	957,842
2,132	Cintas Corp.	735,839
9,840	Cisco Systems, Inc.	500,954
2,788	Cooper Cos., Inc.	1,145,561
18,204	Corteva, Inc.	887,627
4,346	Danaher Corp.	1,103,623
3,526	Dollar Tree, Inc.*	405,137
8,200	Dynatrace, Inc.*	426,728
4,756	Eaton Corp. PLC	679,775
8,856	eBay, Inc.	494,076
2,214	Edwards Lifesciences Corp.*	211,481
2,952	Electronic Arts, Inc.	419,420
3,280	Eli Lilly and Co.	599,486
15,334	Emerson Electric Co.	1,387,574
3,116	Expedia Group, Inc.*	549,133
2,378	Facebook, Inc. - Class A*	773,040
18,368	Fastenal Co.	960,279

10

Knowledge Leaders Developed World ETF

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
8,200	Genuine Parts Co.	$1,024,754
6,232	Gilead Sciences, Inc.	395,545
11,726	Hasbro, Inc.	1,166,151
1,230	Illumina, Inc.*	483,193
7,380	Intel Corp.	424,571
2,706	Intuit, Inc.	1,115,305
24,600	Keurig Dr Pepper, Inc.	881,910
1,968	Lam Research Corp.	1,221,046
2,132	NVIDIA Corp.	1,280,010
2,952	Parker-Hannifin Corp.	926,367
5,330	PayPal Holdings, Inc.*	1,398,006
12,136	PPG Industries, Inc.	2,078,169
4,428	Qorvo, Inc.*	833,217
4,756	QUALCOMM, Inc.	660,133
5,412	Seagate Technology PLC	502,450
14,104	Southwest Airlines Co.*	885,449
3,034	Stryker Corp.	796,819
4,674	Synopsys, Inc.*	1,154,758
2,296	Take-Two Interactive Software, Inc.*	402,673
1,968	Thermo Fisher Scientific, Inc.	925,413
4,756	Tractor Supply Co.	896,982
1,148	Ulta Beauty, Inc.*	378,094
13,530	Walgreens Boots Alliance, Inc.	718,443
12,628	Western Digital Corp.	891,916
2,296	Workday, Inc. - Class A*	567,112
4,018	Xilinx, Inc.	514,143
7,380	Xylem, Inc.	816,597
11,234	Zimmer Biomet Holdings, Inc.	1,990,215
4,100	Zoetis, Inc.	709,423
		50,336,448
	TOTAL COMMON STOCKS
	(Cost $130,362,667)	182,007,614
	WARRANTS — 0.0%
	SWITZERLAND — 0.0%
26,568	Cie Financiere Richemont S.A., Expiration Date: November 22, 2023	11,361
	TOTAL WARRANTS
	(Cost $0)	11,361

11

Knowledge Leaders Developed World ETF

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2021

Value
TOTAL INVESTMENTS — 99.1%
(Cost $130,362,667)	$182,018,975
Other Assets in Excess of Liabilities — 0.9%	1,639,961
TOTAL NET ASSETS — 100.0%	$183,658,936

ADR –American Depository Receipt

PLC –Public Limited Company

*	Non-income producing security.

1	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,370,912, which represents 0.75% of total net assets of the Fund.

See accompanying Notes to Financial Statements.

12

Knowledge Leaders Developed World ETF

SUMMARY OF INVESTMENTS

As of April 30, 2021

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Information Technology	20.7%
Industrials	19.0%
Consumer Discretionary	17.1%
Health Care	14.9%
Materials	10.1%
Consumer Staples	9.9%
Communication Services	5.9%
Utilities	0.8%
Energy	0.5%
Unknown GICS Sector	0.2%
Total Common Stocks	99.1%
Warrants	0.0%
Total Investments	99.1%
Other Assets in Excess of Liabilities	0.9%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

13

Knowledge Leaders Developed World ETF

STATEMENT OF ASSETS AND LIABILITIES

As of April 30, 2021

Assets:
Investments, at value (Cost $130,362,667)	$182,018,975
Foreign currency, at value (Cost $35,737)	35,357
Cash	1,047,600
Receivables:
Dividends and interest	669,756
Total assets	183,771,688

Liabilities:
Advisory fees	112,752
Total liabilities	112,752

Net Assets	$183,658,936

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$142,103,658
Total distributable earnings	41,555,278
Net Assets	$183,658,936

Shares of beneficial interest issued and outstanding	4,100,001
Net asset value per share	$44.79

See accompanying Notes to Financial Statements.

14

Knowledge Leaders Developed World ETF

STATEMENT OF OPERATIONS

For the Year Ended April 30, 2021

Investment Income:
Dividend (net of foreign withholding taxes of $236,085)	$2,342,035
Interest	29
Total investment income	2,342,064

Expenses:
Advisory fees	1,207,902
Interest expense	222
Total expenses	1,208,124
Net investment income	1,133,940

Realized and Unrealized Gain:
Net realized gain on investments	2,704,672
Net realized gain on foreign currency transactions	21,735
Net change in unrealized appreciation/(depreciation) on investments	50,233,052
Net change in unrealized appreciation/(depreciation) on foreign currency translation	3,198
Net realized and unrealized gain	52,962,657

Net Increase in Net Assets from Operations	$54,096,597

See accompanying Notes to Financial Statements.

15

Knowledge Leaders Developed World ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$1,133,940	$1,229,451
Net realized gain (loss) on investments and foreign currency transactions	2,726,407	(2,355,408)
Net change in unrealized appreciation/depreciation on investments and foreign currency translation	50,236,250	(5,283,105)
Net increase (decrease) in net assets resulting from operations	54,096,597	(6,409,062)

Distributions to Shareholders:	(1,052,798)	(1,457,405)

Capital Transactions:
Net proceeds from shares sold	19,224,590	23,355,448
Cost of shares redeemed	(19,280,910)	(16,445,261)
Net increase (decrease) in net assets from capital share transactions	(56,320)	6,910,187

Total increase (decrease) in net assets	52,987,479	(956,280)

Net Assets:
Beginning of period	130,671,457	131,627,737
End of period	$183,658,936	$130,671,457

Capital Share Transactions:
Shares sold	550,000	700,000
Shares redeemed	(550,000)	(500,000)
Net increase in capital share transactions	-	200,000

See accompanying Notes to Financial Statements.

16

Knowledge Leaders Developed World ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended April 30,
	2021	2020	2019	2018	2017
Net asset value, beginning of period	$31.87	$33.75	$34.06	$29.34	$25.64
Income from Investment Operations:
Net investment income[1]	0.28	0.31	0.39	0.31	0.28
Net realized and unrealized gain (loss) on investments	12.90	(1.83)	(0.41)	4.64	3.59
Total from investment operations	13.18	(1.52)	(0.02)	4.95	3.87

Less Distributions:
From net investment income	(0.26)	(0.36)	(0.29)	(0.23)	(0.17)
Total distributions	(0.26)	(0.36)	(0.29)	(0.23)	(0.17)

Net asset value, end of period	$44.79	$31.87	$33.75	$34.06	$29.34

Total return[2]	41.40%	(4.64)%	0.09%	16.89%	15.19%
Total return at market price[3]	42.40%	(5.35)%	(0.08)%	16.73%	16.81%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$183,659	$130,671	$131,628	$132,826	$73,354

Ratio of expenses to average net assets	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets	0.70%	0.92%	1.19%	0.94%	1.05%

Portfolio turnover rate	31%[4]	19%[4]	18%[4]	10%[4]	47%[4]

[1]	Based on average shares outstanding during the period.

[2]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.

[3]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the NYSE Arca. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the NYSE Arca.

[4]	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

17

Knowledge Leaders Developed World ETF

NOTES TO FINANCIAL STATEMENTS

April 30, 2021

Note 1 – Organization

Knowledge Leaders Developed World ETF (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek long-term capital appreciation. The Fund is an actively managed exchange-traded fund (“ETF”).

The Fund commenced investment operations on May 25, 2020 following the tax-free reorganization of the Knowledge Leaders Developed World ETF (the “Predecessor Fund”), a series of Exchange Listed Funds Trust, into the Fund. The Agreement and Plan of Reorganization was approved by the Board of Trustees of Exchange Listed Funds Trust on February 25, 2020, the Trust’s Board of Trustees on March 12, 2020, and by shareholders of the Predecessor Fund on May 18, 2020. The tax-free reorganization was accomplished as of the close of business on May 22, 2020. As a result of the reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Predecessor Fund received the same aggregate share net asset value (“NAV”) in the corresponding classes as noted below:

Shares Issued	Net Assets
4,100,001	$133,822,264

The net unrealized appreciation of investments transferred was $4,234,983 as of the date of the acquisition.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing NAV of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

18

Knowledge Leaders Developed World ETF

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2021

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date.

(c) Capital Share Transactions

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). Individual Fund Shares may only be purchased and sold on the Exchange through a broker-dealer. Because the Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

The Fund offers and redeems Shares on a continuous basis at NAV only in large blocks of Shares, currently 50,000 Shares for the Fund (“Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Fund Shares may only be purchased from or redeemed to the Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral.

19

Knowledge Leaders Developed World ETF

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2021

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A fixed purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. The Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. The Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fee for the Fund is $1,800, regardless of the number of Creation Units created in the transaction.

A fixed redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to the Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Fund securities to the account of the Trust. The non-standard charges are payable to the Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of Fund securities and the cash redemption amount and other transactions costs. The standard redemption transaction fee for Fund is $3,500, regardless of the number of Creation Units created in the transaction.

(d) Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

20

Knowledge Leaders Developed World ETF

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2021

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(e) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended April, 2018-2020 and as of and during the year ended April 30, 2021, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders

The Fund will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(g) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by the Fund exceeds 15% of its NAV, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

21

Knowledge Leaders Developed World ETF

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2021

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Knowledge Leaders Capital, LLC (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.75% of the Fund’s average daily net assets. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

Prior to the close of business on May 22, 2020, investment advisory services were provided to the Predecessor Fund by Exchange Traded Concepts, LLC (the “Previous Advisor”), which received investment management fees for its services pursuant to the terms of the investment advisory agreements for the Predecessor Fund. The investment advisory fees were computed and accrued daily and paid monthly at an annual rate of 0.75% of the Predecessor Fund’s average daily net assets. Under the Advisory Agreement, the previous Advisor had agreed to pay all expenses of the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

Brown Brothers Harriman & Co. serves as the Fund’s fund accountant, transfer agent and custodian. UMB Fund Services (“UMBFS”) and Mutual Fund Administration, LLC (“MFAC”) serve as the Fund’s co-administrators. Prior to the close of business on May 22, 2020, the Bank of New York Mellon served as the Predecessor Fund’s co-administrator, fund accountant, transfer agent and custodian. UMBFS served as the Predecessor Fund’s co-administrator.

IMST Distributors, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services. Prior to the close of business on May 22, 2020, Foreside Fund Services, LLC served as the Predecessor Fund’s distributor.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. Prior to the close of business on May 22, 2020, Foreside Fund Officer Services, LLC served as the CCO to the Exchange Listed Funds Trust.

22

Knowledge Leaders Developed World ETF

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2021

Note 4 – Federal Income Taxes

At April 30, 2021, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$131,559,112

Gross unrealized appreciation	$54,475,422
Gross unrealized depreciation	(4,015,559)
Net unrealized appreciation on investments	$50,459,863

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended April 30, 2021, permanent differences in book and tax accounting have been reclassified to Capital and Total Distributable Earnings (Accumulated Deficit) as follows:

Increase (Decrease)
Capital	Total Distributable Earnings (Accumulated Deficit)
$4,869,075	$(4,869,075)

As of April 30, 2021, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$640,536
Undistributed long-term capital gains	-
Tax distributable earnings	640,536

Accumulated capital and other losses	(9,552,223)

Net unrealized appreciation on investments	50,459,863
Net unrealized appreciation on foreign currency translations	7,102

Total accumulated earnings	$41,555,278

As of the tax year ended April 30, 2021, the Fund had $2,611,852 of short-term and $6,940,371 of long-term non-expiring accumulated capital loss carryforwards.

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

23

Knowledge Leaders Developed World ETF

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2021

The tax character of distributions paid during the fiscal years ended April 30, 2021 and April 30, 2020 were as follows:

	2021	2020
Distributions paid from:
Ordinary income	$1,052,798	$1,457,405
Net long-term capital gains	-	-
Total distributions paid	$1,052,798	$1,457,405

Note 5 – Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the year ended April 30, 2021 were as follows:

Fund	Purchases	Sales
Knowledge Leaders Developed World ETF	$49,041,563	$48,686,451

Purchases, sales, and realized gain/(loss) of in-kind transactions for the year ended April 30, 2021 were as follows:

Fund	Purchases	Sales	Gain/(Loss)
Knowledge Leaders Developed World ETF	$19,010,895	$18,522,514	$4,965,794

Note 6 – Distribution and Service Plan

The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to a maximum of 0.25% of average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of the Fund’s Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust. The Board of Trustees has not authorized the Fund to make payments under the Distribution and Service Plan.  Currently, no payment is being made by the Fund.

Note 7 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

24

Knowledge Leaders Developed World ETF

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2021

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2021, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**		Total
Investments
Common Stock*	$182,007,614	$-		$-	$182,007,614
Warrants	11,361	-		-	11,361
Total Investments	$182,018,975	$-	$		$182,018,975

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by country classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or 3 securities at period end.

Note 9 – Covid-19 Risks

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Fund, including political, social and economic risks. Any such impact could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment in the Fund. The ultimate impact of COVID-19 on the financial performance of the Fund’s investments is not reasonably estimable at this time.

25

Knowledge Leaders Developed World ETF

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2021

Note 10 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

26

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Investment Managers Series Trust and

Shareholders of Knowledge Leaders Developed World ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the Knowledge Leaders Developed World ETF (the “Fund”), a series of Investment Managers Series Trust (formerly, a series of Exchange Listed Funds Trust), including the schedule of investments, as of April 30, 2021, the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2021, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

The statement of changes in net assets for the year ended April 30, 2020 and the financial highlights for each of the four years in the period ended April 30, 2020 have been audited by other auditors, whose report dated June 25, 2020 expressed unqualified opinions on such financial statement and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Investment Managers Series Trust since 2007.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2021 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
June 29, 2021

27

Knowledge Leaders Developed World ETF

SUPPLEMENTAL INFORMATION (Unaudited)

Tax Information

For the year ended April 30, 2021, 100% of dividends to be paid from net investment income, including short-term capital gains from the Fund (if any), are designated as qualified dividend income.

For the year ended April 30, 2021, 49.32% of the dividends to paid from net investment income, including short-term capital gains from the Fund (if any), are designated as dividends received deduction available to corporate shareholders.

Trustees and Officers Information

Additional information about the Trustees is included in the Fund’s Statement of Additional Information which is available, without charge, upon request by calling (844) 428-3525. The Trustees and officers of the Fund and its principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held by Trustee During the Past Five Years[e]
“Independent” Trustees:
Charles H. Miller [a] (born 1947) Trustee	Since November 2007	Retired (2013 – present); Executive Vice President, Client Management and Development, Access Data, a Broadridge company, a provider of technology and services to asset management firms (1997 – 2012).	2	361 Social Infrastructure Fund, a closed-end investment company.
Ashley Toomey Rabun [a] (born 1952) Trustee and Chairperson of the Board	Since November 2007	Retired (2016 – present); President and Founder, InvestorReach, Inc., a financial services consulting firm (1996 – 2015).	2	361 Social Infrastructure Fund, a closed-end investment company; Select Sector SPDR Trust, a registered investment company (includes 11 portfolios).
William H. Young [a] (born 1950) Trustee	Since November 2007	Retired (2014 – present); Independent financial services consultant (1996 – 2014); Interim CEO, Unified Fund Services Inc. (now Huntington Fund Services), a mutual fund service provider (2003 – 2006); Senior Vice President, Oppenheimer Management Company (1983 – 1996); Chairman, NICSA, an investment management trade association (1993 – 1996).	2	361 Social Infrastructure Fund, a closed-end investment company.

28

Knowledge Leaders Developed World ETF

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Officec and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trusteed	Other Directorships Held by Trustee During the Past Five Yearse
“Independent” Trustee:
John P. Zader [a] (born 1961) Trustee	Since November 2007	Retired (June 2014 – present); CEO, UMB Fund Services, Inc., a mutual fund and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Fund (December 2006 – June 2014); President, Investment Managers Series Trust (December 2007 – June 2014).	2	Investment Managers Series Trust II, a registered investment company (includes 19 portfolios); 361 Social Infrastructure Fund, a closed-end investment company.
Interested Trustees:
Eric M. Banhazl b† (born 1957) Trustee	Since January 2008	Chairman, Foothill Capital Management, LLC, a registered investment advisor (2018 – present); Chairman (2016 – present), and President (2006 – 2015), Mutual Fund Administration, LLC, the co-administrator for the Fund; Trustee and Vice President, Investment Managers Series Trust (December 2007 – March 2016).	2	Investment Managers Series Trust II, a registered investment company (includes 19 portfolios); 361 Social Infrastructure Fund, a closed-end investment company.
Maureen Quill a* (born 1963) Trustee and President	Since June 2019	President, Investment Managers Series Trust (June 2014 – present); President, UMB Distribution Services (March 2013 – present); EVP/Executive Director Registered Funds (January 2018 – present), Chief Operating Officer (June 2014 – January 2018), and Executive Vice President (January 2007 – June 2014), UMB Fund Services, Inc.; Vice President, Investment Managers Series Trust (December 2013 – June 2014).	2	361 Social Infrastructure Fund, a closed-end investment company.

29

Knowledge Leaders Developed World ETF

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Officec and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trusteed	Other Directorships Held by Trustee During the Past Five Yearse
Officers of the Trust:
Rita Dam [b] (born 1966) Treasurer and Assistant Secretary	Since December 2007	Co-President, Foothill Capital Management, LLC, a registered investment advisor (2018 – present); Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC.	N/A	N/A
Joy Ausili [b] (born 1966) Vice President, Assistant Secretary and Assistant Treasurer	Since March 2016	Co-President, Foothill Capital Management, LLC, a registered investment advisor (2018 – present); Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC; Secretary and Assistant Treasurer, Investment Managers Series Trust (December 2007 – March 2016).	N/A	N/A
Diane Drake [b] (born 1967) Secretary	Since March 2016	Senior Counsel, Mutual Fund Administration, LLC (October 2015 – present); Chief Compliance Officer, Foothill Capital Management, LLC, a registered investment advisor (2018 – 2019); Managing Director and Senior Counsel, BNY Mellon Investment Servicing (US) Inc. (2010 – 2015).	N/A	N/A
Martin Dziura [b] (born 1959) Chief Compliance Officer	Since June 2014	Principal, Dziura Compliance Consulting, LLC (October 2014 – present); Managing Director, Cipperman Compliance Services (2010 – September 2014); Chief Compliance Officer, Hanlon Investment Management (2009 – 2010); Vice President − Compliance, Morgan Stanley Investment Management (2000 − 2009).	N/A	N/A

a	Address for certain Trustees and certain officers: 235 West Galena Street, Milwaukee, Wisconsin 53212.
b	Address for Mr. Banhazl, Ms. Ausili, Ms. Dam and Ms. Drake: 2220 E. Route 66, Suite 226, Glendora, California 91740.

Address for Mr. Dziura: 309 Woodridge Lane, Media, Pennsylvania 19063.

c	Trustees and officers serve until their successors have been duly elected.
d	The Trust is comprised of 55 series managed by unaffiliated investment advisors. Each Trustee serves as Trustee of each series of the Trust. The term “Fund Complex” applies only to the Fund(s) managed by the same investment advisor. The Fund’s investment advisor also serves as investment advisor to the KL Allocation Fund which is offered in a separate prospectus. The Fund does not hold itself out as related to any other series within the Trust, for purposes of investment and investor services.

30

Knowledge Leaders Developed World ETF

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

e	“Other Directorships Held” includes only directorship of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended (that is, “public companies”) or other investment companies registered under the 1940 Act.

†	Mr. Banhazl is an “interested person” of the Trust by virtue of his position with Mutual Fund Administration, LLC.
*	Ms. Quill is an “interested person” of the Trust by virtue of her position with UMB Fund Services, Inc.
31

Knowledge Leaders Developed World ETF

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”) met on March 10-11, 2021 (the “Meeting”), to review the liquidity risk management program (the “Fund Program”) applicable to the Knowledge Leaders Developed World ETF, a series of the Trust (the “Fund”), pursuant to the Liquidity Rule. The Board has appointed Knowledge Leaders Capital, the investment adviser to the Fund, as the program administrator (“Program Administrator”) for the Fund Program. Under the Trust’s liquidity risk management program (the “Trust Program”), the Board has delegated oversight of the Trust Program to the Liquidity Oversight Committee (the “Oversight Committee”). At the Meeting, the Oversight Committee, on behalf of Program Administrator and the Fund, provided the Board with a written report (the “Report”) that addressed the operation, adequacy, and effectiveness of implementation of the Fund Program, and any material changes to it for the period from July 1, 2020 through December 31, 2020 (the “Program Reporting Period”).

In assessing the adequacy and effectiveness of implementation of the Fund Program, the Report discussed the following, among other things:

•	The Fund’s classification as an In-Kind ETF and the requirements to maintain this classification;
•	An overview of market liquidity for the Fund during the Program Reporting Period;
•	The Fund’s in-kind redemption process;
•	The Fund’s cash management;
•	The Fund’s borrowing activity, if any, in order to meet redemption requests; and
•	The Fund’s compliance with the 15% limit of illiquid investments.

The Report stated that the Fund is classified as an In-Kind ETF and therefore the Fund is not required to establish an HLIM. The Report also stated that there were no material changes made to the Fund Program during the Program Reporting Period.

In the Report, the Program Administrator concluded that (i) the Fund Program, as adopted and implemented, remains reasonably designed to assess and manage the Fund’s liquidity risk; (ii) the Fund continues to qualify as an In-Kind ETF and therefore is not required to adopt an HLIM; (iii) during the Program Reporting Period, the Fund was able to meet redemption requests, if any, through in-kind transfers of securities, positions, and assets other than a de minimis amount of cash; and (iv) there were no weaknesses in the design or implementation of the Fund Program during the Program Reporting Period.

There can be no assurance that the Fund Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

32

Knowledge Leaders Developed World ETF

EXPENSE EXAMPLE

For the Six Months Ended April 30, 2021 (Unaudited)

Expense Example

As a shareholder of the Fund you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2020 to April 30, 2021.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/1/20	4/30/21	11/1/20 – 4/30/21
Actual Performance	$ 1,000.00	$ 1,228.30	$ 4.12
Hypothetical (5% annual return before expenses)	1,000.00	1,021.08	3.73

*	Expenses are equal to the Fund’s annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). Assumes all dividends and distributions were reinvested.
33

FUND INFORMATION

	TICKER	CUSIP
Knowledge Leaders Developed World ETF	KLDW	461 43U 849

Privacy Principles of the Knowledge Leaders Developed World ETF for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Knowledge Leaders Developed World ETF for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (844) 428-3525 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (844) 428-3525 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the Fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, and notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (844) 428-3525.

Knowledge Leaders Developed World ETF

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (844) 428-3525

Item 1. Report to Stockholders (Continued).

(b)	Not Applicable

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at (844-428-3525).

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  John P. Zader is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 04/30/2021	FYE 04/30/20
Audit Fees	$ 16,000	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$ 2,800	N/A
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 04/30/2021	FYE 04/30/2020
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 04/30/2021	FYE 04/30/2020
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
(b)	Not applicable.

Item 6. Schedule of Investments.

(a)   Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 8, 2018.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	07/09/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	07/09/2021

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	07/09/2021